Events after the Reporting Period	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Events after the Reporting Period
26.	Events after the Reporting Period
No additional significant events
after
the reporting period have occurred, except as described below:
From July 1, 2023 to the date of the issuance of these interim condensed consolidated financial statements, an aggregate of 250,661 options were exercised for an aggregate of 250,661 Class A Shares, increasing the Company’s share capital of Euros 30 thousand.